UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7162

Salomon Brothers High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1.           SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME FUND INC.

FORM N-Q
SEPTEMBER 30, 2004

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

CORPORATE NOTES AND BONDS — 72.0%
Basic Industries — 13.5%
$200,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$199,000
275,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	303,875
375,000	Airgas, Inc., 9.125% due 10/1/11	423,750
175,000	AK Steel Corp., 7.875% due 2/15/09 (a)	174,563
175,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	200,375
175,000	Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14 (b)	181,125
250,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 (a)(c)	148,750
200,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	217,000
200,000	Berry Plastics Corp., 10.750% due 7/15/12 (a)	227,000
	Buckeye Technologies Inc., Sr. Sub. Notes:
125,000	9.250% due 9/15/08 (a)	125,625
75,000	8.000% due 10/15/10	73,875
150,000	Compass Minerals Group, Inc., 10.000% due 8/15/11	168,750
175,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	200,375
200,000	Huntsman International LLC, 10.125% due 7/1/09 (a)	211,000
100,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	110,500
200,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (b)	214,000
350,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	392,000
250,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	276,875
	Lyondell Chemcial Co.:
100,000	9.500% due 12/15/08	109,625
100,000	Secured Notes, 11.125% due 7/15/12	116,500
150,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12 (a)	173,250
200,000	Millennium America Inc., 9.250% due 6/15/08 (a)	221,500
50,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b)	54,250
225,000	Mueller Holdings Inc., Discount Notes, (zero coupon until 4/15/09,
	14.750% thereafter), due 4/15/14 (b)	145,688
225,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (b)	232,875
75,000	OM Group, Inc., 9.250% due 12/15/11	78,562
250,000	Plastipak Holdings, Inc., 10.750% due 9/1/11 (a)	280,000
100,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	104,500
100,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	84,500
750,000	Republic Technologies International, LLC, 13.750% due 7/15/09 (c)(d)	—
250,000	Resolution Performance Products, Inc., Sr. Sub. Notes, 13.500% due 11/15/10 (a)	243,750
	Rhodia S.A.:
25,000	Sr. Notes, 10.250% due 6/1/10 (a)	26,000
275,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	240,625
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	200,000
250,000	Stone Container Corp., Sr. Notes, 8.375% due 7/1/12	276,875
25,000	Stone Container Finance, 7.375% due 7/15/14 (b)	26,313
	Tekni-Plex, Inc.:
225,000	Secured Notes, 8.750% due 11/15/13 (b)	214,875
50,000	Series B, 12.750% due 6/15/10 (a)	42,000

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Basic Industries — 13.5% (continued)
	Tembec Industries Inc.:
$225,000	8.625% due 6/30/09	$231,750
125,000	8.500% due 2/1/11 (a)	131,250
81,000	Westlake Chemical Corp., 8.750% due 7/15/11	91,328

		7,174,454

Consumer Cyclical — 5.7%
250,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (b)	266,250
175,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	186,375
300,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09,
	9.750% thereafter), due 3/15/14	207,750
	Cole National Group, Inc., Sr. Sub. Notes:
175,000	8.625% due 8/15/07	178,937
100,000	8.875% due 5/15/12	113,750
28,000	Felcor Lodging L.P., 10.000% due 9/15/08	29,540
300,000	Host Marriott L.P., Series E, 8.375% due 2/15/06	318,000
	Interface, Inc.:
125,000	Sr. Notes, 10.375% due 2/1/10	142,500
75,000	Sr. Sub. Notes, 9.500% due 2/1/14 (a)	78,000
50,000	LCE Acquisition Corp., 9.000% due 8/1/14 (b)	51,875
250,000	Leslie's Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	256,250
	Levi Strauss & Co., Sr. Notes:
35,000	11.625% due 1/15/08	36,313
215,000	12.250% due 12/15/12 (a)	228,438
	MeriStar Hospitality Corp.:
100,000	9.000% due 1/15/08	105,000
125,000	9.125% due 1/15/11	131,563
79,000	Saks Inc., 7.000% due 12/1/13	80,975
250,000	Sbarro, Inc., 11.000% due 9/15/09 (a)	235,000
	Six Flags, Inc., Sr. Notes:
2,906	8.875% due 2/1/10 (a)	2,739
100,000	9.750% due 4/15/13	95,000
25,000	9.625% due 6/1/14	23,500
225,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12	255,656

		3,023,411

Consumer Non-Cyclical — 15.8%
175,000	aaiPharma Inc., 11.500% due 4/1/10 (a)	113,750
350,000	AKI Inc., Sr. Notes, 10.500% due 7/1/08	361,813
200,000	AmeriPath, Inc., 10.500% due 4/1/13	205,000
175,000	Ameristar Casinos, Inc., 10.750% due 2/15/09	199,500
44,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	43,340
225,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	228,937
50,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	41,500
	Caesars Entertainment Inc., Sr. Sub. Notes:
300,000	8.875% due 9/15/08	342,750
125,000	8.125% due 5/15/11 (a)	145,000

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclical — 15.8% (continued)
$ 150,000	Curative Health Services Inc., Sr. Notes, 10.750% due 5/1/11	$138,000
135,752	Dade Behring Holdings Inc., 11.910% due 10/3/10	155,097
225,000	Denny's Holdings Inc., Sr. Notes, 10.000% due 10/1/12 (b)	226,969
225,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	216,563
225,000	Elan Pharmaceutical Investment III, Series B, 7.720% due 3/15/05	228,375
175,000	Extendicare Health Services, Inc., 9.500% due 7/1/10	197,313
75,000	Hanger Orthopedic Group, Inc., 10.375% due 2/15/09	69,375
150,000	Hines Nurseries, Inc., 10.250% due 10/1/11	159,750
300,000	Home Interiors & Gifts, Inc., 10.125% due 6/1/08 (a)	261,000
200,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	210,500
175,000	Icon Health & Fitness, Inc., 11.250% due 4/1/12	188,125
200,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	230,000
125,000	InSight Health Services Corp., Series B, 9.875% due 11/1/11 (a)	125,625
175,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	199,063
125,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (a)(b)	124,688
175,000	Kerzner International Ltd., 8.875% due 8/15/11	192,719
200,000	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12 (b)	213,500
100,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (b)	106,500
	MGM MIRAGE:
300,000	9.750% due 6/1/07	334,875
75,000	Sr. Notes, 6.750% due 9/1/12 (b)	78,000
1,400,000	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (c)(d)	—
89,856	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	61,551
225,000	Omega Healthcare Investors Inc., Sr. Notes, 7.000% due 4/1/14 (b)	229,500
225,000	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12	226,687
200,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	189,500
175,000	Playtex Products Inc., 9.375% due 6/1/11 (a)	180,250
	Rite Aid Corp.:
50,000	Notes, 7.125% due 1/15/07 (a)	50,625
250,000	Sr. Notes, 7.625% due 4/15/05 (a)	255,000
250,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (a)	253,750
25,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	25,812
125,000	Sybron Dental Specialties, Inc., 8.125% due 6/15/12	135,937
	Tenet Healthcare Corp.:
200,000	Notes, 7.375% due 2/1/13 (a)	189,000
	Sr. Notes:
125,000	6.500% due 6/1/12	112,500
100,000	6.875% due 11/15/31	79,750
275,000	Triad Hospitals, Inc., Sr. Sub. Notes, 7.000% due 11/15/13	281,187
325,000	United Industries Corp., Series D, 9.875% due 4/1/09	341,250
200,000	Venetian Casino Resort, LLC, 11.000% due 6/15/10	232,500
225,000	VWR International Inc., Sr. Sub. Notes, 8.000% 4/15/14 (b)	239,062

		8,421,488

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Energy — 5.1%
	Dynegy Holdings Inc.:
	Debentures:
$100,000	7.125% due 5/15/18	$88,000
400,000	7.625% due 10/15/26	348,000
100,000	Secured Notes, 9.875% due 7/15/10 (b)	113,500
	El Paso Corp.:
200,000	Notes, 7.875% due 6/15/12 (a)	199,500
	Sr. Notes:
250,000	7.800% due 8/1/31	220,625
300,000	7.750% due 1/15/32 (a)	263,250
150,000	Hanover Compressor Co., Sub. Notes, zero coupon due 3/31/07	127,500
200,000	Key Energy Services, Inc., Series C, 8.375% due 3/1/08	212,000
180,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12 (a)	204,300
50,000	Petronas Capital Ltd, 7.000% due 5/22/12 (b)	57,062
150,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	168,750
	The Williams Cos., Inc., Notes:
100,000	7.625% due 7/15/19	110,000
475,000	7.875% due 9/1/21	529,625
50,000	8.750% due 3/15/32	56,125

		2,698,237

Financial — 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (c)(d)	—

Housing Related — 1.3%
200,000	Associated Materials Inc., 9.750% due 4/15/12	230,500
100,000	Collins & Aikman Floor Cover, Series B, 9.750% due 2/15/10	106,500
225,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b)	225,562
100,000	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (b)	105,250

		667,812

Manufacturing — 4.0%
175,000	Alliant Techsystems Inc., 8.500% due 5/15/11 (a)	191,625
25,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	28,125
175,000	Flowserve Corp., 12.250% due 8/15/10 (a)	198,625
75,000	General Binding Corp., 9.375% due 6/1/08	76,688
100,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	103,000
500,000	Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (c)(d)	625
100,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	108,000
75,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	69,750
250,000	L-3 Communications Corp., 7.625% due 6/15/12	276,250
125,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (c)(d)	—
100,000	NMHG Holding Co., 10.000% due 5/15/09	110,500
100,000	Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07	102,000
200,000	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13	205,000
200,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09 (a)	221,000
100,000	Tenneco Automotive Inc., Secured Notes, Series B, 10.250% due 7/15/13	114,500

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Manufacturing — 4.0% (continued)
$ 250,000	Terex Corp., Series B, 10.375% due 4/1/11 (a)	$283,750
50,000	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13 (a)	59,750

		2,149,188

Media - Cable — 8.5%
200,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (b)	190,500
	Cablevision Systems Corp., Sr. Notes:
350,000	5.670% due 4/1/09 (b)(e)	365,750
75,000	8.000% due 4/15/12 (b)	78,750
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
175,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	126,000
1,275,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	796,875
75,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	42,375
25,000	Sr. Notes, 8.625% due 4/1/09	19,563
100,000	Dex Media East LLC/Dex Media East Finance Co., 9.875% due 11/15/09	115,500
150,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08,
	9.000% thereafter), due 11/15/13 (a)	110,625
195,000	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B,
	9.875% due 8/15/13	230,100
175,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	199,938
357,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	398,948
132,534	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind,
	12.125% due 11/15/10 (b)	152,083
125,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08,
	11.500% thereafter), due 10/15/13	76,250
175,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10 (a)	192,500
100,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08	78,750
225,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	217,688
250,000	NextMedia Operating, Inc., 10.750% due 7/1/11	282,813
100,000	PanAmSat Corp., 9.000% due 8/15/14 (b)	104,500
200,000	Radio One, Inc., Series B, 8.875% due 7/1/11	221,500
50,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (b)	60,875
	Yell Finance B.V.:
17,000	10.750% due 8/1/11	19,805
349,000	Zero coupon until 8/1/06, (13.500% thereafter), due 8/1/11	343,765
125,000	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14 (a)	120,625

		4,546,078

Services/Other — 2.7%
100,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	105,500
425,000	Allied Waste North America, Inc., Sr. Notes, Series B, 7.375% due 4/15/14 (a)	411,187
150,000	Brand Services, Inc., 12.000% due 10/15/12	171,000
	Cenveo Corp.:
125,000	9.625% due 3/15/12	138,125
75,000	Sr. Sub. Notes, 7.875% due 12/1/13	73,500

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Services/Other — 2.7% (continued)
$1,000,000	The Holt Group, Inc., 9.750% due 1/15/06 (c)(d)	$—
250,000	Iron Mountain Inc., 7.750% due 1/15/15 (a)	266,250
75,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	66,750
180,000	SITEL Corp., 9.250% due 3/15/06	180,900

		1,413,212

Technology — 1.9%
	Amkor Technology Inc.:
125,000	Sr. Notes, 9.250% due 2/15/08	116,875
100,000	Sr. Sub. Notes, 10.500% due 5/1/09 (a)	85,500
550,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	448,250
175,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	179,375
175,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	187,250

		1,017,250

Telecommunications — 7.8%
	Alamosa (Delaware), Inc.:
162,000	11.000% due 7/31/10	184,275
16,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	16,560
231,000	American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (a)	246,015
160,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	120,000
200,000	Centennial Communications Corp., Sr. Notes, 8.625% due 2/1/14 (b)	191,750
525,000	Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13	552,563
800,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15 (a)	864,000
375,000	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	414,375
	Qwest Services Corp., Notes:
300,000	14.000% due 12/15/10 (b)	351,750
81,000	14.500% due 12/15/14 (b)	98,415
	SBA Communications Corp.:
25,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter),
	due 12/15/11 (a)	20,375
200,000	Sr. Notes, 10.250% due 2/1/09 (a)	215,000
75,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	81,000
	UbiquiTel Operating Co.:
	Sr. Notes:
75,000	9.875% due 3/1/11 (a)	78,469
125,000	9.875% due 3/1/11 (b)	130,781
175,000	Zero coupon until 4/15/05, (14.000% thereafter), due 4/15/10 (a)	185,062
175,000	US Unwired Inc., Secured Notes, Series B, 10.000% due 6/15/12	182,437
200,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	205,000

		4,137,827

Transportation — 0.5%
	Continental Airlines, Inc., Pass-Through Certificates:
108,220	Series 00-2, 8.312% due 4/2/11	80,970
109,321	Series 981C, 6.541% due 9/15/08	94,326

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Transportation — 0.5% (continued)
$ 75,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	$85,594

		260,890

Utilities — 5.2%
	The AES Corp., Sr. Notes:
125,000	8.750% due 6/15/08	135,625
50,000	9.500% due 6/1/09	56,125
100,000	9.375% due 9/15/10	113,125
150,000	7.750% due 3/1/14 (a)	155,625
200,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes,
	10.250% due 11/15/07 (b)	230,000
470,000	Calpine Corp., Secured Notes, 8.500% due 7/15/10 (a)(b)	361,900
100,000	Calpine Generating Co. LLC, Secured Notes, 10.250% due 4/1/11 (b)(e)	90,500
	Edison Mission Energy, Sr. Notes:
175,000	7.730% due 6/15/09	184,625
275,000	9.875% due 4/15/11	321,750
225,000	Mirant Americas Generation, LLC., Sr. Notes, 9.125% due 5/1/31 (c)	198,000
400,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (b)	430,500
	Reliant Energy Inc., Secured Notes:
50,000	9.250% due 7/15/10	53,937
375,000	9.500% due 7/15/13 (a)	409,219

		2,740,931

	TOTAL CORPORATE NOTES AND BONDS
	(Cost - $39,281,252)	38,250,778

CONVERTIBLE NOTES AND BONDS - 0.4%
Technology — 0.2%
225,000	Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20	118,687

Telecommunications — 0.2%
125,000	American Tower Corp., Notes, 5.000% due 2/15/10	123,750

	TOTAL CONVERTIBLE NOTES AND BONDS
	(Cost - $170,924)	242,437

SOVEREIGN BONDS - 20.1%
Argentina — 0.4%
	Republic of Argentina:
150,000	Discount Bond, Series L-GL, 2.4375% due 3/31/23 (c)(e)	78,000
300,000	Series L-GP, 6.000% due 3/31/23 (c)	158,250

		236,250

Brazil — 5.3%
	Federal Republic of Brazil:
225,000	12.250% due 3/6/30	279,000
1,015,000	11.000% due 8/17/40	1,139,845
1,108,269	C Bond, 8.000% due 4/15/14	1,096,494
235,294	DCB, Series L, 2.125% due 4/15/12 (e)	218,088
76,923	FLIRB, Series L, 2.0625% due 4/15/09 (e)	74,615

		2,808,042

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

Bulgaria — 0.2%
	Republic of Bulgaria:
$ 50,000	8.250% due 1/15/15	$61,812
45,500	IAB, 2.750% due 7/28/11 (e)	45,443

		107,255

Colombia — 1.0%
	Republic of Colombia:
75,000	10.500% due 7/9/10	86,625
250,000	10.000% due 1/23/12	277,562
100,000	10.750% due 1/15/13	114,875
50,000	11.750% due 2/25/20	61,287

		540,349

Costa Rica — 0.0%
25,000	Republic of Costa Rica, 6.914% due 1/31/08 (b)	25,375

Ecuador — 1.0%
	Republic of Ecuador:
435,000	12.000% due 11/15/12	430,432
105,000	8.000% due 8/15/30 (e)	85,837

		516,269

El Salvador — 0.1%
25,000	Republic of El Salvador, 7.750% due 1/24/23	26,969

Germany — 0.3%
150,000	Aries Vermoegensverwaltungs GmbH, Russian Federation
	Credit-Linked Notes, Series C, 9.600% due 10/25/14 (b)	169,125

Mexico — 3.6%
	United Mexican States:
25,000	7.500% due 1/14/12	28,206
50,000	6.375% due 1/16/13	52,787
603,000	5.875% due 1/15/14	612,949
970,000	6.625% due 3/3/15	1,030,140
75,000	11.375% due 9/15/16	110,438
60,000	8.300% due 8/15/31	68,385

		1,902,905

Panama — 0.2%
	Republic of Panama:
50,000	9.375% due 1/16/23	54,500
57,272	PDI, 2.750% due 7/17/16 (e)	52,117

		106,617

Peru — 0.9%
	Republic of Peru:
200,000	9.875% due 2/6/15	231,000
100,000	8.750% due 11/21/33	99,750
175,000	FLIRB, 4.500% due 3/7/17 (e)	155,094

		485,844

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

The Philippines — 1.0%
	Republic of the Philippines:
$ 300,000	9.375% due 1/18/17	$316,485
175,000	10.625% due 3/16/25	187,687

		504,172

Russia — 3.9%
	Russian Federation:
95,000	8.250% due 3/31/10	103,550
195,000	11.000% due 7/24/18	255,450
25,000	12.750% due 6/24/28	38,156
1,765,000	5.000% due 3/31/30 (e)	1,698,813

		2,095,969

South Africa — 0.3%
	Republic of South Africa:
25,000	9.125% due 5/19/09	29,719
125,000	6.500% due 6/2/14	133,750

		163,469

Turkey — 1.0%
	Republic of Turkey:
25,000	11.750% due 6/15/10	31,000
300,000	11.500% due 1/23/12	374,250
50,000	11.000% due 1/14/13	61,500
40,000	11.875% due 1/15/30	55,400

		522,150

Venezuela — 0.9%
	Republic of Venezuela:
290,000	5.375% due 8/7/10	261,870
25,000	10.750% due 9/19/13	28,169
100,000	9.250% due 9/15/27	98,700
75,000	9.375% due 1/13/34	74,213

		462,952

	TOTAL SOVEREIGN BONDS
	(Cost — $9,794,506)	10,673,712

LOAN PARTICIPATION (e)(f) — 0.5%
271,000	Kingdom of Morocco, Tranche A, 2.7813% due 1/2/09 (J.P. Morgan Chase & Co.,
	UBS Financial Services Inc.) (Cost - $267,665)	267,613

SHARES

COMMON STOCK (g) — 3.3%
500	AmeriKing, Inc. (d)	—
6,084	Axiohm Transaction Solutions, Inc. (d)	—
3,747	Mattress Discounters Co. (d)	—
10,684	NTL Inc. (a)	663,156
13,046	SpectraSite, Inc. (a)	606,639
21,318	Telewest Global Inc. (a)	247,715

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK (g) — 3.3% (continued)
30,530	UnitedGlobalCom Inc., Class A Shares	$228,059

	TOTAL COMMON STOCK
	(Cost — $1,921,557)	1,745,569

ESCROW SHARES (d)(g) — 0.0%
1,000,000	BREED Technologies, Inc.	—
1,000,000	Pillowtex Corp.	—

	TOTAL ESCROW SHARES
	(Cost — $0)	—

PREFERRED STOCK — 0.3%
271	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	159,348
1,271	AmeriKing, Inc. (d)(h)	—
8	Anvil Holdings Inc.	82
	TCR Holdings Corp.:
803	Class B (d)(g)	1
2,410	Class C (d)(g)	2
1,165	Class D (d)(g)	1
442	Class E (d)(g)	—

	TOTAL PREFERRED STOCK
	(Cost — $83,265)	159,434

WARRANTS

WARRANTS (g) — 0.1%
160	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on
	8/1/08. Each warrant exercisable for 14.10 shares of common stock.) (b)	30,160
250	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring on
	8/15/07. Each warrant exercisable for 0.2298 shares of common stock.)	2
1,607,813	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the
	liquidation of ContiFinancial Corp. and its affiliates.)	32,156
780	Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on
	7/15/07. Each warrant exercisable for 4.850 shares of Class A common stock
	and 0.539 shares of Class L common stock.) (d)	—
100	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14.
	Each warrant exercisable for 109.82 share of common stock.)	6,050
6,723	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each
	warrant excercisable for 1 share of common stock.) (d)	7

	TOTAL WARRANTS
	(Cost — $54,522)	68,375

FACE
AMOUNT

REPURCHASE AGREEMENTS — 2.3%
$ 627,000	Merrill Lynch Government Securities Inc., dated 9/30/04, 1.850% due 10/1/04;
	Proceeds at maturity - $627,032; (Fully collateralized by various U.S.
	Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28;
	Market value - $639,544 )	627,000

See Notes fo Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENTS — 2.3% (Continued)
$ 600,000	UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity —
	$600,031; (Fully collateralized by various U.S. Government Agency
	Obligations, 0.000% to 8.875% due 2/1/05 to 5/15/30; Market value — $612,001)	$600,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $1,227,000)	1,227,000

	TOTAL INVESTMENTS — 99.0% (Cost — $52,800,691*)	52,634,918
	Other Assets in Excess Liabilities — 1.0%	516,754

	TOTAL NET ASSETS — 100.0%	$53,151,672

LOAN SECURITIES COLLATERAL
2,746,104	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $2,746,104)	$2,746,104

(a)	All or a portion of this security is on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(e)	Rate shown reflects current rate on instruments with variable rate or step coupon rates.
(f)	Participation interests were acquired through the financial institutions indicated parenthetically.
(g)	Non-income producing securities.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond — Capitalization Bond
DCB — Debt Conversion Bond
FLIRB — Front-Loaded Interest Reduction Bond
IAB — Interest-in-Arrears Bond
PDI — Past Due Interest

See Notes fo Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1.        Organization and Significant Accounting Policies

Salomon Brothers High Income Fund Inc. (“Fund”) is incorporated in Maryland and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Short-term investments having maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Investment Transactions. Investment transactions are recorded on the trade date.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Securities Lending. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintain exposure for the risk of any losses in the investment of amounts received as collateral.

Note 2.        Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$4,181,884
Gross unrealized depreciation	(4,347,657)

Net unrealized depreciation	$(165,773)

At September 30, 2004, the Fund held loan participations with a total cost of $267,665 and a total market value of $267,613.

At September 30, 2004, the Fund loaned securities having a market value of $2,687,841. The Fund received cash collateral amounting to $2,746,104, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2.          CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund Inc.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004